Compensation Related Costs, Retirement Benefits (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Retirement Benefits [Abstract]
Employer contributions	$ 0.8	$ 1.9	$ 3.6	$ 1.7